Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (14,021)	$ (31,960)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,778	4,224
Amortization of debt discount	223	200
Stock-based compensation, net of amounts capitalized	2,505	1,830
Loss on extinguishment of debt and convertible notes	955	55
Allowance for doubtful accounts	846	356
Other	(4)	160
Changes in operating assets and liabilities:
Accounts receivable	(3,264)	(968)
Inventories	(1,731)	440
Prepaid expenses and other assets	(1,109)	(1,409)
Accounts payable	616	(240)
Deferred revenue	2,524	716
Accrued expenses and other liabilities	4,085	(230)
Net cash used in operating activities	(3,597)	(26,826)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(30)	(553)
Capitalized software and development costs	(4,854)	(4,317)
Net cash used in investing activities	(4,884)	(4,870)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from reverse recapitalization and PIPE financing, net	43,689	31,862
Proceeds from exercise of stock options	1,538	466
Proceeds from debt, net	6,302	6,000
Proceeds from convertible notes, net of issuance costs	8,457	0
Repayment of debt	(8,049)	(4,132)
Settlement of vested stock options	(956)	0
Repurchase of common stock	(438)	0
Other	(81)	(26)
Net cash provided by financing activities	50,462	34,170
Net change in cash, cash equivalents, and restricted cash	41,981	2,474
Effect of exchange rate changes on cash	117	107
Cash, cash equivalents, and restricted cash at beginning of year	10,152	7,571
Cash, cash equivalents, and restricted cash at end of period	52,250	10,152
Supplemental disclosures of cash flow information
Cash paid for interest	1,071	1,274
Cash paid for income taxes	52	24
Supplemental disclosures of non-cash investing and financing information
Exchange of convertible notes for redeemable convertible preferred stock	$ 9,501	$ 17,834